Commitments and contingencies - Other commitments and contingency (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Commitments and contingencies
Future minimum payments for miscellaneous long-term commitments	€ 80,367
Contingent liabilities in relation with milestone-based commitments	9,122
Purchase commitments	€ 80,519